Supplemental Condensed Consolidating Financial Information (Tables)	9 Months Ended
Sep. 30, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations
	Condensed Statements of Operations for the Three Months Ended September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$268	$2	$2,301	$4,471	$(1,293)	$5,749
Cost and Expenses:
Cost of goods sold	221	—	1,914	3,509	(1,120)	4,524
Selling, general and administrative expenses	30	—	118	398	—	546
Research and development expenses	2	—	70	139	—	211
Restructuring expenses	—	—	—	6	—	6
Interest expense	39	105	29	223	(123)	273
Interest compensation to Financial Services	2	—	48	—	(50)	—
Other, net	20	—	29	82	—	131
Total Costs and Expenses	314	105	2,208	4,357	(1,293)	5,691
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(46)	(103)	93	114	—	58
Income taxes	—	(37)	12	57	—	32
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	85	66	48	11	(197)	13
Net income (loss)	39	—	129	68	(197)	39
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—	—
Net income (loss) attributable to owners of the parent	$39	$—	$129	$68	$(197)	$39
	Condensed Statements of Operations for the Nine Months Ended September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,011	$6	$7,078	$14,138	$(4,359)	$17,874
Cost and Expenses:
Cost of goods sold	850	—	5,918	11,104	(3,858)	14,014
Selling, general and administrative expenses	93	—	367	1,227	—	1,687
Research and development expenses	3	—	202	414	—	619
Restructuring expenses	5	—	(8)	34	—	31
Interest expense	101	233	85	675	(351)	743
Interest compensation to Financial Services	8	—	142	—	(150)	—
Other, net	61	—	78	812	—	951
Total Costs and Expenses	1,121	233	6,784	14,266	(4,359)	18,045
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(110)	(227)	294	(128)	—	(171)
Income taxes	—	(83)	58	204	—	179
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(236)	208	192	93	(252)	5
Net income (loss)	(346)	64	428	(239)	(252)	(345)
Net income attributable to noncontrolling interests	—	—	—	2		2
Net income (loss) attributable to owners of the parent	$(346)	$64	$428	$(241)	$(252)	$(347)
	Condensed Statements of Operations for the Three Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$336	$2	$3,023	$4,502	$(2,013)	$5,850
Cost and Expenses:
Cost of goods sold	281	—	2,642	3,512	(1,836)	4,599
Selling, general and administrative expenses	35	—	128	402	—	565
Research and development expenses	3	—	68	136	—	207
Restructuring expenses	1	—	1	16	—	18
Interest expense	40	61	53	233	(129)	258
Interest compensation to Financial Services	3	—	45	—	(48)	—
Other, net	20	(1)	34	233	—	286
Total Costs and Expenses	383	60	2,971	4,532	(2,013)	5,933
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(47)	(58)	52	(30)	—	(83)
Income taxes	(2)	(21)	15	64	—	56
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(79)	88	40	(28)	(10)	11
Net income (loss)	(124)	51	77	(122)	(10)	(128)
Net loss attributable to noncontrolling interests	—	—	—	(4)	—	(4)
Net income (loss) attributable to owners of the parent	$(124)	$51	$77	$(118)	$(10)	$(124)
	Condensed Statements of Operations for the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,154	$7	$7,990	$14,185	$(4,568)	$18,768
Cost and Expenses:
Cost of goods sold	972	—	6,710	11,102	(4,013)	14,771
Selling, general and administrative expenses	100	—	377	1,281	—	1,758
Research and development expenses	8	—	210	404	—	622
Restructuring expenses	1	—	3	48	—	52
Interest expense	121	185	124	805	(411)	824
Interest compensation to Financial Services	9	—	135	—	(144)	—
Other, net	40	(3)	138	323	—	498
Total Costs and Expenses	1,251	182	7,697	13,963	(4,568)	18,525
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(97)	(175)	293	222	—	243
Income taxes	(5)	(66)	68	262	—	259
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	114	290	210	58	(639)	33
Net income (loss)	22	181	435	18	(639)	17
Net loss attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Net income (loss) attributable to owners of the parent	$22	$181	$435	$23	$(639)	$22

Condensed Statements of Comprehensive Income
	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	33	(4)	166	77	(241)	$31
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Comprehensive income (loss) attributable to parent	$33	$(4)	$166	$78	$(241)	$32
	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(172)	$138	$560	$(5)	$(690)	$(169)
Comprehensive income attributable to noncontrolling interests	—	—	—	4	—	4
Comprehensive income (loss) attributable to parent	$(172)	$138	$560	$(9)	$(690)	$(173)
	Condensed Statements of Comprehensive Income for the Three Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(388)	$(22)	$32	$(589)	$573	$(394)
Comprehensive loss attributable to noncontrolling interests	—	—	—	(6)	—	$(6)
Comprehensive income (loss) attributable to parent	$(388)	$(22)	$32	$(583)	$573	$(388)
	Condensed Statements of Comprehensive Income for the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(251)	$108	$318	$(770)	$337	$(258)
Comprehensive loss attributable to noncontrolling interests	—	—	—	(7)	—	$(7)
Comprehensive income (loss) attributable to parent	$(251)	$108	$318	$(763)	$337	$(251)

Condensed Balance Sheets
	Condensed Balance Sheets as of September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$416	$4,714	$—	$5,133
Deposits in subsidiaries’ cash management pools	105	—	3,707	—	(3,812)	—
Receivables	724	897	5,062	26,758	(14,116)	19,325
Inventories, net	147	—	1,553	4,957	—	6,657
Property, plant and equipment, net	80	—	1,044	5,460	—	6,584
Equipment on operating leases	—	—	—	1,892	—	1,892
Investments in unconsolidated subsidiaries and affiliates	256	—	—	238	—	494
Investments in consolidated subsidiaries	9,264	7,477	1,641	912	(19,294)	—
Goodwill and intangibles	12	—	2,773	458	—	3,243
Other	215	116	1,299	2,346	(231)	3,745
Total Assets	$10,806	$8,490	$17,495	$47,735	$(37,453)	$47,073
Liabilities and Equity:
Debt	$5,727	$5,339	$2,523	$29,005	$(16,253)	$26,341
Trade payables	174	11	1,799	4,907	(1,670)	5,221
Other liabilities	448	(61)	3,367	7,527	(235)	11,046
Total Equity	4,457	3,201	9,806	6,296	(19,295)	4,465
Total Liabilities and Equity	$10,806	$8,490	$17,495	$47,735	$(37,453)	$47,073
	Condensed Balance Sheets as of December 31, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$3	$—	$144	$5,237	$—	$5,384
Deposits in subsidiaries’ cash management pools	116	—	4,753	—	(4,869)	—
Receivables	584	986	4,970	27,401	(14,360)	19,581
Inventories, net	138	—	1,364	4,188	—	5,690
Property, plant and equipment, net	80	—	1,108	5,293	—	6,481
Equipment on operating leases	—	—	—	1,835	—	1,835
Investments in unconsolidated subsidiaries and affiliates	251	—	—	276	—	527
Investments in consolidated subsidiaries	9,166	7,191	1,607	794	(18,758)	—
Goodwill and intangibles	12	—	2,786	459	—	3,257
Other	176	104	1,292	2,555	(205)	3,922
Total Assets	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677
Liabilities and Equity:
Debt	$5,045	$5,187	$3,302	$29,987	$(17,220)	$26,301
Trade payables	221	112	2,083	4,954	(2,028)	5,342
Other liabilities	458	(79)	3,365	6,633	(186)	10,191
Total Equity	4,802	3,061	9,274	6,464	(18,758)	4,843
Total Liabilities and Equity	$10,526	$8,281	$18,024	$48,038	$(38,192)	$46,677

Condensed Statements of Cash Flow
	Condensed Statements of Cash Flow for the Nine Months Ended September 30, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(346)	$64	$428	$(239)	$(252)	$(345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9	—	156	778	—	943
Other, net	339	(165)	(340)	753	(65)	522
Net cash provided by (used in) operating activities	2	(101)	244	1,292	(317)	1,120
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(6)	—	(50)	(1,325)	—	(1,381)
Net collections from retail receivables and related securitizations	—	—	—	540	—	540
Withdrawals from subsidiaries’ cash management pools	14	—	1,069	—	(1,083)	—
Other, net	(673)	569	(743)	(32)	1,274	395
Net cash provided by (used in) investing activities	(665)	569	276	(817)	191	(446)
Financing Activities:
Net increase (decrease) in indebtedness	876	(473)	(263)	(959)	—	(819)
Dividends paid	(201)	—	—	(322)	318	(205)
Other, net	(5)	4	6	129	(192)	(58)
Net cash provided by (used in) financing activities	670	(469)	(257)	(1,152)	126	(1,082)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	1	9	154	—	157
Increase (decrease) in cash and cash equivalents	—	—	272	(523)	—	(251)
Cash and cash equivalents, beginning of year	3	—	144	5,237	—	5,384
Cash and cash equivalents, end of period	$3	$—	$416	$4,714	$—	$5,133
	Condensed Statements of Cash Flow for the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$22	$181	$435	$18	$(639)	$17
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	7	—	152	682	—	841
Other, net	228	(370)	(582)	572	323	171
Net cash provided by (used in) operating activities	257	(189)	5	1,272	(316)	1,029
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(15)	—	(90)	(1,585)	—	(1,690)
Net collections from retail receivables and related securitizations	—	—	—	390	—	390
Withdrawals from subsidiaries’ cash management pools	122	—	(873)	—	751	—
Other, net	(95)	205	1,014	(699)	406	831
Net cash provided by (used in) investing activities	12	205	51	(1,894)	1,157	(469)
Financing Activities:
Net increase (decrease) in indebtedness	—	36	6	(1,143)	—	(1,101)
Dividends paid	(291)	(1)	(74)	(244)	316	(294)
Other, net	24	(50)	13	1,187	(1,157)	17
Net cash used in financing activities	(267)	(15)	(55)	(200)	(841)	(1,378)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	—	(2)	(619)	—	(628)
Increase (decrease) in cash and cash equivalents	(5)	1	(1)	(1,441)	—	(1,446)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$2	$1	$38	$3,676	$—	$3,717